As filed with the Securities and Exchange Commission on May 9, 2011

Securities Act File No. 333-05173

Investment Company Act File No. 811-07651

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 61	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 62 (Check appropriate box or boxes)	☒

ING VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date), pursuant to paragraph (a)(1)

☐ On (date), pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This	post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 9th day of May, 2011.

ING VARIABLE PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

---------------------------- Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	May 9, 2011

-------------------------------- Albert E. DePrince Jr.*	Director	May 9, 2011

---------------------------- Russell H. Jones*	Director	May 9, 2011

---------------------------- Sidney Koch*	Director	May 9, 2011

---------------------------- Shaun P. Mathews *	Interested Director, President and Chief Executive Officer	May 9, 2011

----------------------------- Corine T. Norgaard*	Director	May 9, 2011

------------------------------ Joseph E. Obermeyer*	Director	May 9, 2011

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

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**        Powers of attorney for Todd Modic and each Director were filed as an attachment to Post Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed on December 15, 2010 and are incorporated herein by reference.

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EXHIBIT INDEX

ING Variable Portfolios, Inc.

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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